MATERIAL ACCOUNTING POLICIES - Assets held for sale and discontinued operations (Details)	12 Months Ended
Dec. 31, 2025 CAD ($)
MATERIAL ACCOUNTING POLICIES
Depreciation charged on assets and businesses classified as held for sale	$ 0